13F-HR
				6/30/03

					0000791214
    				g$caw8qs

					NONE
		1

    					A. Costas
     				203-761-9600

					allison@grandprixfund.com

      				13F-HR
      			Form 13F Holdings Report

			      UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 		 June 30,2003

Check here if Amendment  [    ];  Amendment Number:
This Amendment (Check only one):  [        ] is a restaurant
				  	[        ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Target Investors, Inc.
Address:		15 River Road; Suite 220
			Wilton, CT  06897

13F File Number:  	 28-1727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report is the Reporting Manager:

Name:		Robert Zuccaro
Title:		President
Phone:		203-761-9600


   Robert Zuccaro        Wilton, Connecticut             June 30, 2003

Report Type  (check only one):

[  x  ]   13F Holdings Report

[      ]	13F Notice

[      ]	13F Combination Report

List of Other Managers Reporting for this Manager:

None

I am signing this report as required by the Securities Exchange Act of 1934.


					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	83

Form 13F Information Table Value Total:	$139,727,000

List of Other Included Managers:		None


Name of Issuer        Class   Cusip     Value (x100Shares
Accredited Home Lendercommon  00437p107        2751141500
Adtran                common  00738a106        1291 25000
Affiliated Computer   common  008190100         277  6052
Amazon                common  023135106        1634 45000
American Healthways   common  02649v104        1801 50000
American Home         common  02660m108        1588 82000
American Pharmaceuticacommon  02886p109        3899115000
Amgen                 common  031162100         544  8253
Artisan Components    common  042923102        1347 60000
Avid Technology       common  05367p100        2120 60000
Avocent               common  053893103        1764 59000
Biotech Holders       common  09067D201         247  2000
Brookfield Homes      common  112723101         771 50000
C I S C O             common  17275R102         517 30811
Capital One Financial common  14040H105        1377 28000
Centex Corp.          common  152312104        3415 43900
Central Euro Distributcommon  153435102        1616 80000
Cephalon              common  156708109         267  6493
Ceradyne              common  156710105        1860100000
Coach                 common  189754104        1592 32000
Computer Associates   common  204912109        1337 60000
Comtech               common  205826209        3989141500
D R Horton            common  23331A109        1405 50000
Dell Computer         common  247025109         476 14956
Dick's Sporting Goods common  253393102        1834 50000
Doral Financial       common  25811p100        3047 68250
EBAY                  common  278642103        1560 15000
Endo Pharmaceutical   common  29264f205        1508 90000
Eon Labs              common  29412e100        4048115200
Eresearch Technology  common  29481v108        2234100000
Expedia               common  302125109         914 12000
Exxon Mobil           common  30231G102         328  9137
Flagstar Bancorp      common  337930101        1956 80000
Fremont General       common  357288109        1370100000
Galen                 common  363240102         700 20000
Genentech             common  368710406        3318 46000
General Electric      common  369604103         375 13083
Genzyme               common  372917104        1582 37800
Gilead Sciences       common  375558103         515  9263
Harman                common  413086109         339  4287
Hi-Tech Pharmacal     common  42840b101        3403 83200
Hovnanian             common  442487203        4097 69500
Intel                 common  458140100         538 25841
InterActive           common  45840q101        1377 35000
Interdigital Comm     common  45866a105        1403 60000
J2 Global             common  46626e205        1380 30000
K-Swiss               common  482686102        1035 30000
Lannett               common  516012101        2543108500
Lennar                common  526057104        1430 20000
M & T Bank            common  55261f104         336  3995
Marvel Enterprises    common  57383m108         764 40000
Marvel Technology     common  g5876h105        3779110000
Microsoft             common  594918104         317 12371
Mid Atlantic Medical  common  59523c107         336  6434
Mobile Telesystems    common  607409109        3894 66000
Mylan Laboratories    common  628530107         346  9953
NII Holdings          common  62913f201        1908 50000
NVR                   common  62944T105         400   973
Netease.com           common  64110w102        1824 50000
Network Appliance     common  64120L104        1753109000
Omnivision Technology common  682128103        1245 40000
Oracle                common  68389X105         446 37099
Paccar                common  693718108        1355 20000
Pfizer                common  717081103         356 10431
Portfolio Recovery    common  73640q105        1849 60000
Ryland                common  783764103        3623 52200
SAP                   common  803054204        1578 54000
Safenet               common  78645r107         832 30000
Schnitzer Steel       common  806882106        1320 30000
Shuffle Master        common  825549108        1168 40000
Sina                  common  g81477104        1620 80000
Stratasys             common  862685104        4711136240
Synovus               common  87162g105        1484 75000
Talx                  common  874918105        2194 98000
Taro Pharmaceutical   common  M8737E108        3566 64800
Teva                  common  881624209        3579 62900
Thoratec              common  885175307        1468100000
United Online         common  911268100        1774 70000
Utstarcom             common  918076100        4063114000
Wal-Mart              common  931142103         342  6363
Washington Post       common  939640108         317   432
Yahoo                 common  984332106        4127126200
Zebra Tech            common  989207105         340  4518
